Income Taxes - Narrative (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Operating Loss Carryforwards [Line Items]
Federal statutory rate (as a percent)	34.00%
Undistributed earnings of foreign subsidiaries			$ 4,800,000	$ 3,100,000
Increase in valuation allowance			60,000,000	66,600,000
Excess tax benefits			53,500,000
Interest and penalties related to income tax matters			0
Tax provision	$ 1,451,000	$ 970,000	2,187,000	$ 1,110,000
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			586,200,000
Research and development credits and other credits			11,600,000
State
Operating Loss Carryforwards [Line Items]
Research and development credits and other credits			10,600,000
State | California
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			188,400,000
State | Other State Board
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards			$ 179,000,000